Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Registrant Name	dei_EntityRegistrantName	VANGUARD QUANTITATIVE FUNDS
CIK	dei_EntityCentralIndexKey	0000799127
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 26, 2023
Effective Date	dei_DocumentEffectiveDate	May 26, 2023
Prospectus Date	rr_ProspectusDate	Jan. 31, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A